INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Property, plant and equipment - Gross carrying amounts (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Property, plant and equipment
As of the beginning of period	$ 49,908,325	$ 47,954,596
Transfers			$ (2,164,156)
As of the end of period	67,853,835	49,908,325	47,954,596
Office equipment
Property, plant and equipment
As of the beginning of period	269,538	288,920
As of the end of period	263,892	269,538	288,920
Vehicles
Property, plant and equipment
As of the beginning of period	2,665,074	1,835,634
As of the end of period	2,032,853	2,665,074	1,835,634
Equipment and computer software
Property, plant and equipment
As of the beginning of period	231,676	67,105
As of the end of period	174,399	231,676	67,105
Fixtures and fittings
Property, plant and equipment
As of the beginning of period	3,546,919	2,967,431
As of the end of period	2,862,949	3,546,919	2,967,431
Machinery and equipment
Property, plant and equipment
As of the beginning of period	5,811,960	5,125,728
As of the end of period	14,463,756	5,811,960	5,125,728
Land and buildings
Property, plant and equipment
As of the beginning of period	34,240,384	35,674,513
As of the end of period	36,144,792	34,240,384	35,674,513
Buildings in progress
Property, plant and equipment
As of the beginning of period	3,142,774	1,995,265
As of the end of period	11,911,194	3,142,774	1,995,265
Gross carrying amount
Property, plant and equipment
As of the beginning of period	71,521,454	63,974,402	54,527,392
Additions	11,285,759	3,458,790	2,805,825
Additions from business combination			1,952,045
Transfers	13,100,572		2,164,156
Disposals	(394,793)	(2,111,451)	(1,061,518)
Foreign currency translation	(2,394,269)	15,328,479	4,805,613
Revaluation	516,056	(9,128,766)	(1,219,111)
As of the end of period	93,634,779	71,521,454	63,974,402
Gross carrying amount | Office equipment
Property, plant and equipment
As of the beginning of period	908,004	762,825	579,882
Additions	57,835	35,039	66,331
Additions from business combination			5,491
Disposals	(4,235)		(5,622)
Foreign currency translation		110,140	116,743
Revaluation	6,484
As of the end of period	968,088	908,004	762,825
Gross carrying amount | Vehicles
Property, plant and equipment
As of the beginning of period	5,261,979	3,512,217	2,977,542
Additions	353,886	1,113,557	987,101
Additions from business combination			466,024
Transfers		8,238
Disposals	(130,583)	(233,674)	(1,045,656)
Foreign currency translation		861,641	127,206
Revaluation	7,037
As of the end of period	5,492,319	5,261,979	3,512,217
Gross carrying amount | Equipment and computer software
Property, plant and equipment
As of the beginning of period	925,349	592,126	465,679
Additions	90,055	235,216	66,263
Additions from business combination			13,952
Transfers	12,469
Disposals	(64,648)	(59,016)
Foreign currency translation		157,023	46,232
Revaluation	11,284
As of the end of period	974,509	925,349	592,126
Gross carrying amount | Fixtures and fittings
Property, plant and equipment
As of the beginning of period	7,606,389	5,637,943	5,480,431
Additions	47,444		50,976
Transfers	5,379	397,628	85,490
Disposals		(13)
Foreign currency translation		1,570,831	21,046
Revaluation	4,687
As of the end of period	7,663,899	7,606,389	5,637,943
Gross carrying amount | Machinery and equipment
Property, plant and equipment
As of the beginning of period	13,017,830	9,987,811	9,054,701
Additions	3,534,130	656,043	604,307
Transfers	7,047,496	86,945
Disposals	(195,327)	(46,303)	(10,240)
Foreign currency translation		2,333,334	339,043
Revaluation	108,918
As of the end of period	23,513,047	13,017,830	9,987,811
Gross carrying amount | Land and buildings
Property, plant and equipment
As of the beginning of period	40,659,129	41,486,215	34,698,618
Additions	4,100
Additions from business combination			1,466,578
Transfers	4,750,136	188,222	2,517,158
Disposals		(1,345,352)
Foreign currency translation	(2,394,269)	9,458,810	4,022,972
Revaluation	92,627	(9,128,766)	(1,219,111)
As of the end of period	43,111,723	40,659,129	41,486,215
Gross carrying amount | Buildings in progress
Property, plant and equipment
As of the beginning of period	3,142,774	1,995,265	1,270,539
Additions	7,198,309	1,418,935	1,030,847
Transfers	1,285,092	(681,033)	(438,492)
Disposals		(427,093)
Foreign currency translation		836,700	132,371
Revaluation	285,019
As of the end of period	$ 11,911,194	$ 3,142,774	$ 1,995,265